Accounts and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts and Other Receivables [Line Items]
Other accounts receivable	$ 21	$ 9
Total accounts and other receivables	369	218
SPL [Member]
Accounts and Other Receivables [Line Items]
Trade receivables	185	88
Cheniere Marketing [Member]
Accounts and Other Receivables [Line Items]
Trade receivables	$ 163	$ 121